Provisions - Other Foreign Subsidiaries - Estimated benefit payable (Details) - Other Foreign Countries € in Millions	Dec. 31, 2021 EUR (€)
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 538
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	544
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	550
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	555
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	560
2027 to 2031
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,870